Fixed Assets and Asset Retirement Obligations (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fixed Assets And Asset Retirement Obligations [Abstract]
Depreciation expense	$ 73.2	$ 46.3	$ 37.4